Capital management (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Long-term debt	$ 1,287,536	$ 1,184,162
Cash and cash equivalents	$ 249,794	$ 225,665	$ 270,989